Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 5,313	$ 3,872	$ 13,951	$ 12,602
Cost of sales	7,639	3,843	24,952	16,655
Gross loss	(2,326)	29	(11,001)	(4,053)
Operating expenses:
Research and development	14,010	8,408	38,651	36,971
Sales and marketing	2,635	1,843	7,948	4,730
General and administrative	10,273	4,613	29,275	16,861
Total operating expenses	26,918	14,864	75,874	58,562
Loss from operations	(29,244)	(14,835)	(86,875)	(62,615)
Change in fair value of SAFE notes			0	(24,215)
Change in fair value of warrant liabilities	(46,649)	(309)	(268,266)	(256)
Loss on extinguishment of debt			(3,996)	(6,124)
Interest expense	(200)	(532)	(2,885)	(2,239)
Interest income and other	170	95
Interest income and other			(276)	731
Total other income (expense), net	(46,679)	(746)	(275,423)	(32,103)
Net loss	(75,923)	(15,581)	(362,298)	(94,718)
Net loss attributable to common stockholders	$ (75,923)	$ (15,581)	$ (369,055)	$ (100,000)
Net loss per share attributable to common stockholders:
Basic and diluted (in dollars per share)	$ (0.23)	$ (0.12)	$ (2.54)	$ (0.84)
Shares used in computing net loss per share attributable to common stockholders:
Basic and diluted (in shares)	332,988,000	128,669,000	145,096,996	118,835,912
Comprehensive Loss:
Net loss	$ (75,923)	$ (15,581)	$ (362,298)	$ (94,718)
Net unrealized gains (losses) on available-for-sale debt securities	(43)	(7)	35	(1)
Comprehensive loss	$ (75,966)	$ (15,588)	$ (362,263)	$ (94,719)